Financial Information of Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Current Assets	$ 6,179,256	$ 6,581,254
Non-current Assets	20,754,302	23,195,130
TOTAL ASSETS	26,933,558	29,776,384
Current Liabilities	7,277,222	6,735,932
Non-Current Liabilities	9,322,673	10,794,266
EQUITY	10,333,663	12,246,186	$ 8,831,900	$ 8,278,507
TOTAL LIABILITIES AND EQUITY	26,933,558	29,776,384
Revenues	11,238,976	13,053,376	11,924,761
Raw materials and consumables used	(7,555,915)	(8,541,023)	(7,948,400)
Operating Income	2,053,115	2,768,863	2,434,520
Income before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
Profit (loss)	1,181,252	2,169,763	1,667,058
Other comprehensive income (loss)	(2,572,902)	(1,142,907)	(1,694,808)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,391,650)	1,026,856	(27,750)
Enel X Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	19,617	17,886	14,153
Non-current Assets	22,477	15,089	9,180
TOTAL ASSETS	42,094	32,975	23,333
Current Liabilities	20,560	13,676	5,512
Non-Current Liabilities	583	307	42
EQUITY	20,951	18,992	17,779
TOTAL LIABILITIES AND EQUITY	42,094	32,975	23,333
Revenues	13,357	19,359	17,882
Raw materials and consumables used	(4,454)	(6,434)	(8,136)
Contribution Margin	8,903	12,925	9,746
Gross Operating Income	(3,705)	(1,373)	(559)
Operating Income	(6,711)	(4,677)	(1,412)
Financial Results	(2,009)	(311)	(169)
Income before taxes	(8,720)	(4,988)	(1,581)
Income tax expense (income)	973	539	394
Profit (loss)	(7,747)	(4,449)	(1,187)
Other comprehensive income (loss)	(4,323)	(679)	(2,104)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(12,070)	(5,128)	(3,291)
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	1,515,162	1,701,300	1,535,494
Non-current Assets	5,198,704	6,062,310	4,426,898
TOTAL ASSETS	6,713,866	7,763,610	5,962,392
Current Liabilities	1,614,149	1,474,482	1,438,355
Non-Current Liabilities	3,852,132	4,310,495	2,871,158
EQUITY	1,247,585	1,978,633	1,652,879
TOTAL LIABILITIES AND EQUITY	6,713,866	7,763,610	5,962,392
Revenues	2,980,109	3,720,782	2,459,201
Raw materials and consumables used	(2,206,107)	(2,699,108)	(1,914,222)
Contribution Margin	774,002	1,021,674	544,979
Gross Operating Income	552,367	638,496	243,789
Operating Income	333,460	378,591	137,736
Financial Results	(76,312)	(100,835)	(98,509)
Income before taxes	257,148	277,756	39,227
Income tax expense (income)	(77,974)	460,335	(17,209)
Profit (loss)	179,174	738,091	22,018
Other comprehensive income (loss)	(677,886)	(412,571)	(202,092)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(498,712)	325,520	(180,074)
Enel Argentina S.A.
Disclosure of subsidiaries [Line Items]
Current Assets	40,432	43,219	6,657
Non-current Assets	65,563	87,644	139,508
TOTAL ASSETS	105,995	130,863	146,165
Current Liabilities	1,293	2,152	776
EQUITY	104,702	128,711	145,389
TOTAL LIABILITIES AND EQUITY	105,995	130,863	146,165
Raw materials and consumables used	(600)
Contribution Margin	(600)
Gross Operating Income	(2,459)	(463)	(618)
Operating Income	(2,459)	(463)	(618)
Financial Results	11,264	8,963	2,812
Income before taxes	12,146	39,714	3,657
Income tax expense (income)	874	(2,453)	(669)
Profit (loss)	13,020	37,261	2,988
Other comprehensive income (loss)	(37,029)	(53,938)	(138,136)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(24,009)	(16,677)	(135,148)
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure of subsidiaries [Line Items]
Current Assets	96,321	113,909	132,613
Non-current Assets	253,484	270,423	267,952
TOTAL ASSETS	349,805	384,332	400,565
Current Liabilities	96,132	112,412	136,446
Non-Current Liabilities	74,375	105,047	99,309
EQUITY	179,298	166,873	164,810
TOTAL LIABILITIES AND EQUITY	349,805	384,332	400,565
Revenues	112,931	213,606	162,894
Raw materials and consumables used	(4,963)	(68,969)	(15,271)
Contribution Margin	107,968	144,637	147,623
Gross Operating Income	60,965	100,244	103,430
Operating Income	18,811	59,860	89,235
Financial Results	(9,445)	22,628	19,250
Income before taxes	9,497	82,582	108,963
Income tax expense (income)	7,928	(24,642)	(17,345)
Profit (loss)	17,425	57,940	91,618
Other comprehensive income (loss)	(47,631)	(41,288)	(43,235)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(30,206)	16,652	48,383
Enel Generacion El Chocon S.A.
Disclosure of subsidiaries [Line Items]
Current Assets	91,441	101,114	95,054
Non-current Assets	268,572	315,842	370,645
TOTAL ASSETS	360,013	416,956	465,699
Current Liabilities	30,857	75,003	82,599
Non-Current Liabilities	43,537	56,983	85,399
EQUITY	285,619	284,970	297,701
TOTAL LIABILITIES AND EQUITY	360,013	416,956	465,699
Revenues	48,505	71,807	67,134
Raw materials and consumables used	(4,543)	(5,957)	(4,675)
Contribution Margin	43,962	65,850	62,459
Gross Operating Income	35,964	58,055	53,087
Operating Income	21,800	42,906	32,994
Financial Results	37,910	59,477	106,969
Income before taxes	62,211	103,800	141,617
Income tax expense (income)	(9,332)	(21,770)	(51,466)
Profit (loss)	52,879	82,030	90,151
Other comprehensive income (loss)	(66,592)	(70,096)	(130,515)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(13,713)	11,934	(40,364)
Empresa Distribuidora Sur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	274,169	284,126	312,128
Non-current Assets	1,442,360	1,456,918	1,381,972
TOTAL ASSETS	1,716,529	1,741,044	1,694,100
Current Liabilities	591,523	509,223	710,707
Non-Current Liabilities	415,191	429,766	347,653
EQUITY	709,815	802,055	635,740
TOTAL LIABILITIES AND EQUITY	1,716,529	1,741,044	1,694,100
Revenues	801,229	1,346,888	1,189,950
Raw materials and consumables used	(530,338)	(773,693)	(729,223)
Contribution Margin	270,891	573,195	460,727
Gross Operating Income	49,912	307,066	179,203
Operating Income	(68,276)	211,031	77,990
Financial Results	22,605	54,470	127,247
Income before taxes	(45,636)	265,560	205,078
Income tax expense (income)	(22,866)	(76,548)	(101,101)
Profit (loss)	(68,502)	189,012	103,977
Other comprehensive income (loss)	(230,171)	(237,185)	(347,881)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(298,673)	(48,173)	(243,904)
Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Current Assets	12,882	23,432	14,550
Non-current Assets	1,263	1,551	1,008
TOTAL ASSETS	14,145	24,983	15,558
Current Liabilities	10,573	21,486	13,940
EQUITY	3,572	3,497	1,618
TOTAL LIABILITIES AND EQUITY	14,145	24,983	15,558
Revenues	3,086	7,497	4,738
Raw materials and consumables used	(189)	(950)	(305)
Contribution Margin	2,897	6,547	4,433
Gross Operating Income	706	3,599	1,357
Operating Income	414	3,321	1,083
Financial Results	(130)	(92)	(2,456)
Income before taxes	284	3,229	(1,370)
Income tax expense (income)	(103)	(1,295)	(408)
Profit (loss)	181	1,934	(1,778)
Other comprehensive income (loss)	(1,006)	(600)	(571)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(825)	1,334	(2,349)
Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	97,880	105,726	55,921
Non-current Assets	172,641	256,881	263,659
TOTAL ASSETS	270,521	362,607	319,580
Current Liabilities	10,749	52,678	63,756
Non-Current Liabilities	28,575	52,732	55,240
EQUITY	231,197	257,197	200,584
TOTAL LIABILITIES AND EQUITY	270,521	362,607	319,580
Revenues	66,334	146,958	94,769
Raw materials and consumables used	(10,025)	(54,326)	(20,986)
Contribution Margin	56,309	92,632	73,783
Gross Operating Income	42,590	81,806	58,725
Operating Income	14,445	50,775	33,999
Financial Results	3,472	12,036	35,743
Income before taxes	17,968	63,132	69,850
Income tax expense (income)	(13,426)	(1,007)	(29,790)
Profit (loss)	4,542	62,125	40,060
Other comprehensive income (loss)	(68,182)	(74,649)	(104,651)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(63,640)	(12,524)	(64,591)
Grupo Enel Argentina Formerly Named Endesa Argentina
Disclosure of subsidiaries [Line Items]
Current Assets	312,760	326,191	263,345
Non-current Assets	841,974	927,948	916,274
TOTAL ASSETS	1,154,734	1,254,139	1,179,619
Current Liabilities	124,270	185,096	221,534
Non-Current Liabilities	115,750	151,167	182,169
EQUITY	914,714	917,876	775,916
TOTAL LIABILITIES AND EQUITY	1,154,734	1,254,139	1,179,619
Revenues	161,093	285,277	229,458
Raw materials and consumables used	(11,572)	(74,927)	(19,945)
Contribution Margin	149,521	210,350	209,513
Gross Operating Income	92,860	157,774	155,467
Operating Income	36,542	102,242	121,179
Financial Results	61,778	112,784	140,459
Income before taxes	71,522	299,022	307,883
Income tax expense (income)	1,130	(54,044)	(72,221)
Profit (loss)	72,652	244,978	235,662
Other comprehensive income (loss)	(258,557)	(270,493)	(355,051)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(185,905)	(25,515)	(119,389)
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Current Assets	567,492	371,174	1,681,474
Non-current Assets	4,484,221	5,186,673	3,892,112
TOTAL ASSETS	5,051,713	5,557,847	5,573,586
Current Liabilities	344,060	145,721	2,720,641
Non-Current Liabilities	225,338	376,140	225,312
EQUITY	4,482,315	5,035,986	2,627,633
TOTAL LIABILITIES AND EQUITY	5,051,713	5,557,847	5,573,586
Revenues	502	977	174
Raw materials and consumables used	(139)	(85)	(96)
Contribution Margin	363	892	78
Gross Operating Income	(41,809)	(57,320)	(46,334)
Operating Income	(42,724)	(58,076)	(46,374)
Financial Results	(127,544)	(85,784)	(119,900)
Income before taxes	168,090	88,858	(106,575)
Income tax expense (income)	36,441	15,025	44,864
Profit (loss)	204,531	103,883	(61,711)
Other comprehensive income (loss)	(1,088,424)	(149,216)	(441,136)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(883,893)	(45,333)	(502,847)
Enel Generación Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	76,390	119,719	140,483
Non-current Assets	133,672	193,438	189,912
TOTAL ASSETS	210,062	313,157	330,395
Current Liabilities	52,283	108,806	123,850
Non-Current Liabilities	19,535	737	60,960
EQUITY	138,244	203,614	145,585
TOTAL LIABILITIES AND EQUITY	210,062	313,157	330,395
Revenues	187,227	309,525	211,536
Raw materials and consumables used	(118,673)	(183,394)	(207,475)
Contribution Margin	68,554	126,131	4,061
Gross Operating Income	61,986	114,170	(6,852)
Operating Income	51,176	99,940	(16,483)
Financial Results	(521)	13,389	(5,857)
Income before taxes	50,655	113,329	(22,340)
Income tax expense (income)	(19,628)	(36,130)	7,309
Profit (loss)	31,027	77,199	(15,031)
Other comprehensive income (loss)	(31,881)	(5,465)	(25,888)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(854)	71,734	(40,919)
EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	584,030	213,201	301,315
Non-current Assets	130,285	98,107	103,975
TOTAL ASSETS	714,315	311,308	405,290
Current Liabilities	563,242	193,295	244,418
Non-Current Liabilities	20,520	3,280	3,075
EQUITY	130,553	114,733	157,797
TOTAL LIABILITIES AND EQUITY	714,315	311,308	405,290
Revenues	812,275	494,303	540,344
Raw materials and consumables used	(666,295)	(394,776)	(417,506)
Contribution Margin	145,980	99,527	122,838
Gross Operating Income	134,715	85,746	109,049
Operating Income	129,601	79,065	102,351
Financial Results	(6,103)	(100)	7,959
Income before taxes	123,498	78,965	110,311
Income tax expense (income)	(41,504)	(25,671)	(37,719)
Profit (loss)	81,994	53,294	72,592
Other comprehensive income (loss)	(15,502)	2,285	(18,168)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	66,492	55,579	54,424
EGP Volta Grande [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	31,525	42,230	94,170
Non-current Assets	274,019	345,708	355,666
TOTAL ASSETS	305,544	387,938	449,836
Current Liabilities	31,433	29,751	274,015
Non-Current Liabilities	138,557	185,505
EQUITY	135,554	172,682	175,821
TOTAL LIABILITIES AND EQUITY	305,544	387,938	449,836
Revenues	62,398	106,792	81,939
Raw materials and consumables used	(10,548)	(42,895)	(10,644)
Contribution Margin	51,850	63,897	71,295
Gross Operating Income	48,505	59,632	68,654
Operating Income	48,484	59,607	68,653
Financial Results	(11,785)	(13,583)	(15,031)
Income before taxes	36,700	46,024	53,622
Income tax expense (income)	(12,486)	(15,173)	(18,732)
Profit (loss)	24,214	30,851	34,890
Other comprehensive income (loss)	(32,034)	(844)	(30,953)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(7,820)	30,007	3,937
Enel Cien S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	31,496	113,996	120,897
Non-current Assets	141,069	151,707	183,601
TOTAL ASSETS	172,565	265,703	304,498
Current Liabilities	17,527	13,358	9,403
Non-Current Liabilities	407	16,240	18,424
EQUITY	154,631	236,105	276,671
TOTAL LIABILITIES AND EQUITY	172,565	265,703	304,498
Revenues	52,705	70,295	82,608
Raw materials and consumables used	(83,694)	(967)	(1,626)
Contribution Margin	(30,989)	69,328	80,982
Gross Operating Income	(37,406)	61,376	72,831
Operating Income	(45,046)	49,598	56,219
Financial Results	23,435	19,722	31,686
Income before taxes	(21,612)	69,320	87,905
Income tax expense (income)	7,275	(39,773)	(29,729)
Profit (loss)	(14,337)	29,547	58,176
Other comprehensive income (loss)	(48,724)	(4,600)	(40,853)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(63,061)	24,947	17,323
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	2,554	6,856	9,097
Non-current Assets	10,089	701	2,196
TOTAL ASSETS	12,643	7,557	11,293
Current Liabilities	10,443	50,954	50,940
Non-Current Liabilities		8,030	2,493
EQUITY	2,200	(51,427)	(42,140)
TOTAL LIABILITIES AND EQUITY	12,643	7,557	11,293
Revenues	45,439	1,142	1,193
Contribution Margin	45,439	1,142	1,193
Gross Operating Income	44,911	789	716
Operating Income	44,472	(530)	(650)
Financial Results	(17,275)	(10,469)	(21,535)
Income before taxes	27,197	(10,999)	(22,185)
Income tax expense (income)	(996)	296	44
Profit (loss)	26,201	(10,703)	(22,141)
Other comprehensive income (loss)	14,795	15,634	13,101
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	40,996	4,931	(9,040)
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Current Assets	2,144	4,914	6,912
Non-current Assets	11,705	3,924	5,755
TOTAL ASSETS	13,849	8,838	12,667
Current Liabilities	8,490	52,590	50,780
Non-Current Liabilities	482	9,207	5,431
EQUITY	4,877	(52,959)	(43,544)
TOTAL LIABILITIES AND EQUITY	13,849	8,838	12,667
Revenues	37,973	1,112	1,140
Contribution Margin	37,973	1,112	1,140
Gross Operating Income	37,284	601	591
Operating Income	35,806	(923)	(986)
Financial Results	(13,356)	(10,288)	(21,519)
Income before taxes	22,450	(11,212)	(22,506)
Income tax expense (income)	801	333	(176)
Profit (loss)	23,251	(10,879)	(22,682)
Other comprehensive income (loss)	15,236	16,154	13,664
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	38,487	5,275	(9,018)
Enel Distribución Ceará S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	575,851	629,655	538,216
Non-current Assets	1,322,709	1,624,665	1,209,995
TOTAL ASSETS	1,898,560	2,254,320	1,748,211
Current Liabilities	589,631	525,921	517,761
Non-Current Liabilities	651,669	902,000	440,495
EQUITY	657,260	826,399	789,955
TOTAL LIABILITIES AND EQUITY	1,898,560	2,254,320	1,748,211
Revenues	1,141,882	1,373,202	1,410,602
Raw materials and consumables used	(835,325)	(991,979)	(1,037,015)
Contribution Margin	306,557	381,223	373,587
Gross Operating Income	167,515	224,266	213,754
Operating Income	74,542	140,695	140,035
Financial Results	(4,767)	(18,246)	(17,507)
Income before taxes	70,014	122,937	122,528
Income tax expense (income)	(18,464)	(19,875)	(22,092)
Profit (loss)	51,550	103,062	100,436
Other comprehensive income (loss)	(178,829)	(26,723)	(128,063)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(127,279)	76,339	(27,627)
Enel Distribución Río S.A. (ex – Ampla) (Distribution)
Disclosure of subsidiaries [Line Items]
Current Assets	705,578	722,394	611,450
Non-current Assets	1,588,563	1,962,608	1,964,754
TOTAL ASSETS	2,294,141	2,685,002	2,576,204
Current Liabilities	574,409	910,507	865,349
Non-Current Liabilities	1,011,309	830,069	781,211
EQUITY	708,423	944,426	929,644
TOTAL LIABILITIES AND EQUITY	2,294,141	2,685,002	2,576,204
Revenues	1,220,592	1,514,836	1,510,676
Raw materials and consumables used	(869,354)	(1,029,220)	(1,026,864)
Contribution Margin	351,238	485,616	483,812
Gross Operating Income	199,503	299,779	294,177
Operating Income	62,080	163,829	172,577
Financial Results	(46,093)	(55,984)	(96,634)
Income before taxes	16,145	109,105	75,943
Income tax expense (income)	(5,706)	(37,009)	(27,646)
Profit (loss)	10,439	72,096	48,297
Other comprehensive income (loss)	(229,670)	(46,182)	(152,089)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(219,231)	25,914	(103,792)
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	566,168	665,187	694,885
Non-current Assets	2,032,002	2,355,246	2,478,860
TOTAL ASSETS	2,598,170	3,020,433	3,173,745
Current Liabilities	925,334	795,562	613,692
Non-Current Liabilities	517,983	903,997	1,154,300
EQUITY	1,154,853	1,320,874	1,405,753
TOTAL LIABILITIES AND EQUITY	2,598,170	3,020,433	3,173,745
Revenues	1,392,402	1,544,899	1,541,938
Raw materials and consumables used	(1,026,859)	(1,100,077)	(1,106,151)
Contribution Margin	365,543	444,822	435,787
Gross Operating Income	167,630	220,030	254,481
Operating Income	83,459	22,568	157,911
Financial Results	(41,127)	(59,708)	(51,253)
Income before taxes	42,806	(36,744)	107,044
Income tax expense (income)	(16,729)	11,462	318,307
Profit (loss)	26,077	(25,282)	425,351
Other comprehensive income (loss)	(306,258)	(59,597)	(199,597)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(280,181)	(84,879)	225,754
Grupo Enel Brasil [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	4,143,213	4,211,380	4,112,113
Non-current Assets	11,396,553	13,471,236	11,587,158
TOTAL ASSETS	15,539,766	17,682,616	15,699,271
Current Liabilities	4,211,671	3,919,122	6,524,502
Non-Current Liabilities	6,169,465	7,528,800	5,555,695
EQUITY	5,158,630	6,234,694	3,619,074
TOTAL LIABILITIES AND EQUITY	15,539,766	17,682,616	15,699,271
Revenues	7,581,035	8,611,146	7,492,092
Raw materials and consumables used	(5,450,909)	(5,906,735)	(5,366,693)
Contribution Margin	2,130,126	2,704,411	2,125,399
Gross Operating Income	1,337,914	1,645,516	1,201,286
Operating Income	774,682	928,952	766,565
Financial Results	(321,390)	(356,940)	(435,467)
Income before taxes	454,162	574,154	331,484
Income tax expense (income)	(148,157)	314,359	217,615
Profit (loss)	306,005	888,513	549,099
Other comprehensive income (loss)	(1,678,028)	(559,512)	(689,804)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,372,023)	329,001	(140,705)
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	353,946	251,413	336,791
Non-current Assets	2,420,483	2,524,074	2,511,365
TOTAL ASSETS	2,774,429	2,775,487	2,848,156
Current Liabilities	570,718	387,804	510,844
Non-Current Liabilities	697,179	943,882	1,032,101
EQUITY	1,506,532	1,443,801	1,305,211
TOTAL LIABILITIES AND EQUITY	2,774,429	2,775,487	2,848,156
Revenues	1,159,134	1,246,989	1,259,471
Raw materials and consumables used	(412,530)	(465,768)	(478,264)
Contribution Margin	746,604	781,221	781,207
Gross Operating Income	673,446	710,320	707,149
Operating Income	606,868	637,221	633,075
Financial Results	(70,522)	(81,785)	(101,981)
Income before taxes	536,449	555,672	531,118
Income tax expense (income)	(188,883)	(180,207)	(185,554)
Profit (loss)	347,566	375,465	345,564
Other comprehensive income (loss)	(19,348)	7,209	(117,250)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	328,218	382,674	228,314
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure of subsidiaries [Line Items]
Current Assets	499,983	363,838	414,711
Non-current Assets	1,973,507	1,842,861	1,686,783
TOTAL ASSETS	2,473,490	2,206,699	2,101,494
Current Liabilities	640,774	545,689	650,760
Non-Current Liabilities	840,051	704,527	598,455
EQUITY	992,665	956,483	852,279
TOTAL LIABILITIES AND EQUITY	2,473,490	2,206,699	2,101,494
Revenues	1,546,963	1,665,318	1,713,801
Raw materials and consumables used	(886,155)	(962,174)	(1,032,452)
Contribution Margin	660,808	703,144	681,349
Gross Operating Income	506,794	556,513	522,969
Operating Income	375,127	431,004	389,002
Financial Results	(49,171)	(58,397)	(57,795)
Income before taxes	325,977	372,680	331,372
Income tax expense (income)	(97,881)	(122,066)	(125,242)
Profit (loss)	228,096	250,614	206,130
Other comprehensive income (loss)	(14,970)	(615)	(81,177)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	213,126	249,999	124,953
Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Current Assets	34,757	37,589	36,807
Non-current Assets	1,288,805	1,403,189	1,376,103
TOTAL ASSETS	1,323,562	1,440,778	1,412,910
Current Liabilities	180,490	41,359	69,295
Non-Current Liabilities	10,990	10,868	10,460
EQUITY	1,132,082	1,388,551	1,333,155
TOTAL LIABILITIES AND EQUITY	1,323,562	1,440,778	1,412,910
Revenues		11
Contribution Margin		11
Gross Operating Income	(215)	(1,155)	337
Operating Income	(215)	(1,155)	337
Financial Results	(6,072)	(1,473)	(4,852)
Income before taxes	156,138	127,289	185,519
Income tax expense (income)		(8)
Profit (loss)	156,138	127,281	185,519
Other comprehensive income (loss)	(96,339)	27,105	(56,062)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	59,799	154,386	129,457
Enel Generación Perú S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	315,244	361,697	333,468
Non-current Assets	880,207	974,784	914,287
TOTAL ASSETS	1,195,451	1,336,481	1,247,755
Current Liabilities	191,039	172,150	169,579
Non-Current Liabilities	208,495	259,367	234,383
EQUITY	795,917	904,964	843,793
TOTAL LIABILITIES AND EQUITY	1,195,451	1,336,481	1,247,755
Revenues	408,604	478,155	480,540
Raw materials and consumables used	(140,350)	(178,102)	(163,879)
Contribution Margin	268,254	300,053	316,661
Gross Operating Income	210,702	243,359	257,625
Operating Income	162,140	191,690	209,490
Financial Results	10,361	(4,886)	13,325
Income before taxes	186,817	200,977	263,975
Income tax expense (income)	(42,052)	(56,340)	(69,105)
Profit (loss)	144,765	144,637	194,870
Other comprehensive income (loss)	(66,777)	18,483	(35,507)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	77,988	163,120	159,363
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	8,892	6,346	5,798
Non-current Assets	131,158	153,370	137,059
TOTAL ASSETS	140,050	159,716	142,857
Current Liabilities	7,061	6,349	7,946
Non-Current Liabilities	26,392	38,766	25,562
EQUITY	106,597	114,601	109,349
TOTAL LIABILITIES AND EQUITY	140,050	159,716	142,857
Revenues	41,000	45,030	44,180
Raw materials and consumables used	(4,496)	(5,081)	(5,215)
Contribution Margin	36,504	39,949	38,965
Gross Operating Income	31,273	34,113	33,910
Operating Income	27,319	29,868	29,643
Financial Results	(87)	(723)	(255)
Income before taxes	27,232	29,145	29,388
Income tax expense (income)	(8,152)	(8,685)	(8,562)
Profit (loss)	19,080	20,460	20,826
Other comprehensive income (loss)	(8,334)	2,791	(4,445)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	10,746	23,251	16,381
Enel Generación Piura S.A
Disclosure of subsidiaries [Line Items]
Current Assets	60,425	75,118	85,080
Non-current Assets	164,399	180,365	175,196
TOTAL ASSETS	224,824	255,483	260,276
Current Liabilities	58,135	64,559	51,046
Non-Current Liabilities	24,746	33,669	68,377
EQUITY	141,943	157,255	140,853
TOTAL LIABILITIES AND EQUITY	224,824	255,483	260,276
Revenues	63,874	82,155	78,012
Raw materials and consumables used	(23,435)	(27,861)	(25,883)
Contribution Margin	40,439	54,294	52,129
Gross Operating Income	30,016	44,074	42,112
Operating Income	18,512	32,902	30,028
Financial Results	(4,873)	(317)	(4,368)
Income before taxes	17,249	32,595	25,685
Income tax expense (income)	(5,852)	(9,275)	(8,003)
Profit (loss)	11,397	23,320	17,682
Other comprehensive income (loss)	(12,361)	2,948	(6,155)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(964)	26,268	11,527
Enel Distribución Perú S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	191,178	153,382	112,287
Non-current Assets	1,263,496	1,305,567	1,210,429
TOTAL ASSETS	1,454,674	1,458,949	1,322,716
Current Liabilities	249,068	272,268	268,883
Non-Current Liabilities	471,377	467,924	431,856
EQUITY	734,229	718,757	621,977
TOTAL LIABILITIES AND EQUITY	1,454,674	1,458,949	1,322,716
Revenues	886,663	950,350	912,950
Raw materials and consumables used	(598,157)	(619,181)	(610,701)
Contribution Margin	288,506	331,169	302,249
Gross Operating Income	213,898	257,473	232,137
Operating Income	141,464	196,436	175,848
Financial Results	(25,042)	(22,938)	(22,150)
Income before taxes	116,427	184,153	153,693
Income tax expense (income)	(38,488)	(55,649)	(49,024)
Profit (loss)	77,939	128,504	104,669
Other comprehensive income (loss)	(62,468)	13,065	(25,666)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	15,471	141,569	79,003
Grupo Enel Peru
Disclosure of subsidiaries [Line Items]
Current Assets	546,260	551,844	488,824
Non-current Assets	2,382,886	2,562,083	2,401,685
TOTAL ASSETS	2,929,146	3,113,927	2,890,509
Current Liabilities	627,532	482,477	490,068
Non-Current Liabilities	734,466	805,168	770,021
EQUITY	1,567,148	1,826,282	1,630,420
TOTAL LIABILITIES AND EQUITY	2,929,146	3,113,927	2,890,509
Revenues	1,243,994	1,382,941	1,505,635
Raw materials and consumables used	(621,907)	(676,173)	(798,330)
Contribution Margin	622,087	706,768	707,305
Gross Operating Income	475,905	561,494	564,020
Operating Income	339,421	433,368	443,246
Financial Results	(26,007)	(30,553)	(18,583)
Income before taxes	317,029	413,480	451,681
Income tax expense (income)	(91,896)	(125,187)	(134,059)
Profit (loss)	225,133	288,293	317,622
Other comprehensive income (loss)	(246,279)	64,392	(127,835)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (21,146)	$ 352,685	$ 189,787